Significant Events Subsequent to the End of the Reporting Period (Details) - MYR (RM)		1 Months Ended
	Oct. 06, 2023	May 26, 2023
Significant Events Subsequent to the End of the Reporting Period [Abstract]
Percentage of equity deposits	100.00%
Consideration amount	RM 1	RM 1